Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 17,736	$ 18,673	$ 19,315	$ 18,789	$ 16,766	$ 17,259	$ 15,636	$ (11,258)	$ 74,513	$ 38,403	$ 67,840
Income allocated to participating securities (unvested restricted stock)									(69)
Net income available to common stockholders									$ 74,444	$ 38,403	$ 67,840
Total basic average common shares outstanding	151,077,000	156,962,000	161,722,000	161,923,000	161,784,000	161,642,000	161,500,000	165,541,000	157,912,978	162,625,274	165,862,176
Total diluted average common shares outstanding	151,079,000	156,966,000	161,728,000	161,931,000	161,791,000	161,648,000	161,507,000	165,541,000	157,916,400	162,632,665	165,899,445
Basic	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Diluted	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ (0.07)	$ 0.47	$ 0.24	$ 0.41
Antidilutive stock options and restricted stock, excluded from the diluted average common shares outstanding calculation									1,308,925	898,415	642,777
Average Common Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									157,704,473	162,432,315	165,689,601
Average Committed ESOP Shares Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total basic average common shares outstanding									208,505	192,959	172,575
Effect Of Dilutive Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding										2,747	6,492
Effect Of Dilutive Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total diluted average common shares outstanding									3,422	4,644	30,777